Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Non-current Assets
Schedule of other non-current assets	Other non-current assets consisted of the following as at December 31 (in thousands):

	2012	2011
Fair value of swaps	$2,908	$3,964
Other assets	35,075	24,901

Total	$37,983	$28,865